Operating Revenue (Schedule of Operating Revenue) (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	$ 3,452	$ 3,428
Renewable Energy Investment Tax Credits
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	5	4
Alternative Revenue Programs
Public Utilities General Disclosures [Line Items]
Other revenues	27	8
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	2,346	2,196
Virginia Electric and Power Company | Renewable Energy Investment Tax Credits
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	3
Virginia Electric and Power Company | Alternative Revenue Programs
Public Utilities General Disclosures [Line Items]
Other revenues	$ 27	8
Virginia Electric and Power Company | Maximum | Renewable Energy Investment Tax Credits
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		$ 1